ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13.     ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of:

	December 31,
	2010	2011
Accrued bonus	$5,402,453	$3,006,519
Accrued refund of subscription fees	1,328,554	1,242,226
Accrued professional service fees	476,282	480,248
Withholding individual income tax-option exercise	61,653	61,683
Value added taxes payable	879,983	—
Other taxes payable	685,246	381,095
Accrued raw data cost	593,698	375,837
Accrued office rental	64,536	8,739
Accrued bandwidth cost	99,593	26,017
Accrued welfare benefits	252,898	385,711
Others	993,467	488,974

	$10,838,363	$6,457,049